Schedule of prepaid expenses and other current assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Prepaid expenses	$ 348,105	$ 367,961
Prepaid taxes	4,384	3,488
Security deposits	25,899	28,198
Total prepaid paid expenses and other current assets	$ 378,388	$ 399,647